Fair Value Measurements - Summary of Quantitative Information About Non-recurring Level 3 Fair Value Measurements (Detail) - Other Real Estate Owned - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Inputs Assets Quantitative Information [Line Items]
Fair Value Amount	$ 293	$ 293	$ 833
Fair Value Measurements Using Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Fair Value Amount	293	293	833
Fair Value Measurements Using Level 3 | Third Party Appraisals
Fair Value Inputs Assets Quantitative Information [Line Items]
Fair Value Amount	$ 293	$ 293	$ 833
Fair Value Adjustment	21.00%	21.00%
Fair Value Measurements Using Level 3 | Third Party Appraisals | Weighted Average
Fair Value Inputs Assets Quantitative Information [Line Items]
Fair Value Adjustment	21.00%	21.00%	12.00%
Fair Value Measurements Using Level 3 | Third Party Appraisals | Minimum
Fair Value Inputs Assets Quantitative Information [Line Items]
Fair Value Adjustment			10.00%
Fair Value Measurements Using Level 3 | Third Party Appraisals | Maximum
Fair Value Inputs Assets Quantitative Information [Line Items]
Fair Value Adjustment			15.00%